Consolidated Statements of Changes in Shareholders’ Equity (Deficit) - USD ($)	Ordinary Share	Additional paid-in capital	Statutory Reserve	Retained earnings (Accumulated Deficit)	Accumulated other comprehensive (loss) income	Non- controlling interest	Class A Preferred Shares	Class B Preferred Shares	Total
Balance at Dec. 31, 2017		$ 96,977,528	$ 6,621,063	$ (41,807,285)	$ (4,008,086)				$ 57,783,220
Balance (in Shares) at Dec. 31, 2017	23,758,817
Issuance of ordinary shares in a private placement with two investors		247,747							247,747
Issuance of ordinary shares in a private placement with two investors (in Shares)	769,232
Issuance and exercise of Series B Warrants		504,238							504,238
Issuance and exercise of Series B Warrants (in Shares)	390,579
Issuance of restricted shares		315,724							315,724
Issuance of restricted shares (in Shares)	370,525
Forfeiture of restricted shares		(9,085)							(9,085)
Forfeiture of restricted shares (in Shares)	(1,150)
Net income (loss)				(94,126,383)		76			(94,126,307)
Dividend to shareholders				(686,400)					(686,400)
Foreign currency translation adjustments					(29,318)				(29,318)
Balance at Dec. 31, 2018		98,036,152	6,621,063	(136,620,068)	(4,037,404)	76			(36,000,181)
Balance (in Shares) at Dec. 31, 2018	25,288,003
Forfeiture of restricted shares
Forfeiture of restricted shares (in Shares)	(152)
Acquisition of a subsidiary by issuance of Class B Preferred Shares (Note 4)						16,936,604		$ 31,087,732	48,024,336
Acquisition of a subsidiary by issuance of Class B Preferred Shares (Note 4) (in Shares)								291,795,150
Disposal of a variable interest entity (Note 5)		(94,723,963)	(5,981,661)	100,705,624	2,691,969				2,691,969
Reclassification of Class A Preferred Shares							$ 9,652,527		9,652,527
Reclassification of Class A Preferred Shares (in Shares)							715,000
Transfer to statutory reserve			19,260	(19,260)
Net income (loss)				24,212,800		76,108			24,288,908
Dividend to shareholders				(686,400)			686,400
Foreign currency translation adjustments					1,337,529	97,733			1,435,262
Balance at Dec. 31, 2019		3,312,189	658,662	(12,407,304)	(7,906)	17,110,521	$ 10,338,927	$ 31,087,732	50,092,821
Balance (in Shares) at Dec. 31, 2019	25,287,851						715,000	291,795,150
Transfer to statutory reserve			183,332	(183,332)
Net income (loss)				(1,692,654)		838,048			(854,606)
Deconsolidation of subsidiaries			(639,402)	639,402	190,396	(4,162)			186,234
Dividend to shareholders				(686,400)			686,400
Foreign currency translation adjustments					2,127,879	1,334,101			3,461,980
Balance at Dec. 31, 2020		$ 3,312,189	$ 202,592	$ (14,330,288)	$ 2,310,369	$ 19,278,508	$ 11,025,327	$ 31,087,732	$ 52,886,429
Balance (in Shares) at Dec. 31, 2020	25,287,851						715,000	291,795,150